Trading assets	12 Months Ended
Dec. 31, 2019
Financial Instruments [Abstract]
Trading assets

11	Trading assets

		2019	2018
	Footnotes	$m	$m
Treasury and other eligible bills		21,789	22,674
Debt securities		126,043	130,539
Equity securities		78,827	60,896
Trading securities		226,659	214,109
Loans and advances to banks	1	8,402	10,425
Loans and advances to customers	1	19,210	13,596
Year ended 31 Dec		254,271	238,130

1	Loans and advances to banks and customers include reverse repos, stock borrowing and other accounts.

Trading securities[1]
		2019	2018
	Footnotes	$m	$m
US Treasury and US Government agencies	2	25,722	34,664
UK Government		10,040	9,710
Hong Kong Government		9,783	10,772
Other governments		72,456	66,530
Asset-backed securities	3	4,691	3,351
Corporate debt and other securities		25,140	28,186
Equity securities		78,827	60,896
At 31 Dec		226,659	214,109

1	Included within these figures are debt securities issued by banks and other financial institutions of $17,846m (2018: $18,918m), of which $2,637m (2018: $2,367m) are guaranteed by various governments.

2	Includes securities that are supported by an explicit guarantee issued by the US Government.

3	Excludes asset-backed securities included under US Treasury and US Government agencies.